SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Property, Plant & Equipment Estimated Useful Lives
Building and improvements	35 years
Solar assets	30 years
Equipment, furniture & fixtures	5 years
Vehicles	5 years
Software	3 years
Leasehold improvements	The lesser of the lease term or the estimated useful life

Building and improvements	35 years
Equipment, furniture and fixtures	5 years
Software	3 years
Leasehold improvements	The lesser of the lease term or the estimated useful life

Summary of Selected Financial Line Item Changes
Line Item	As Previously Reported	As Restated	Change
Revenues	$1,272,800	$52,400	$(1,220,400)
Cost of Sales	$(1,005,341)	$(20,877)	$984,464
Net Loss	$(20,426)	$(256,362)	$(235,936)
Accounts Receivable	$9,201,764	$300,708	$(8,901,056)
Fixed Assets, net	$141,806	$7,822,463	$7,680,657
Total Assets	$30,270,399	$29,049,999	$(1,220,400)
Account Payable	$7,132,768	$6,148,304	$(984,464)